Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Operating Information By Segment, Loss Before Income Taxes And Equity Investment Loss

	Year Ended
	December 31,
	2013	2012
Revenues:
Calpian, Inc.	$ 3,064,033	$ 3,438,898
Calpian Commerce, Inc.	17,971,853	-
	$ 21,035,885	$ 3,438,898
Operating profit (loss):
Calpian, Inc.	$ (2,878,888)	$ (739,403)
Calpian Commerce, Inc.	466,156	-
	(2,412,732)	(739,403)
Financing costs	(2,636,922)	(2,858,135)
Loss before income taxes and equity investment loss	$ (5,049,654)	$ (3,597,538)

Operating Information By Segment, Total Assets

	December 31,	December 31,
	2013	2012
Total assets:
Calpian, Inc.	$ 16,075,505	$ 13,052,566
Calpian Commerce, Inc.	9,202,356	-
	$ 25,277,861	$ 13,052,566

Operating Information By Segment

	Year Ended
	December 31,
	2013	2012
Depreciation and amortization:
Calpian, Inc.	1,613,897	3,159,927
Calpian Commerce, Inc.	910,575	-
	$ 1,613,897	$ 3,159,927

Operating profit (loss):
Calpian, Inc.	(2,878,888)	(739,403)
Calpian Commerce, Inc.	466,156	-
	$ (2,412,732)	$ (739,403)

Interest expense:
Calpian, Inc.	1,064,537	801,942
Calpian Commerce, Inc.	1,070,578	-
	$ 2,135,115	$ 801,942

Net loss:
Calpian, Inc.	(8,348,291)	(4,297,509)
Calpian Commerce, Inc.	(628,534)	-
	$ (8,976,826)	$ (4,297,509)

Purchases of property and equipment:
Calpian, Inc.	9,533	-
Calpian Commerce, Inc.	173,108	-
	$ 182,641	$ -